Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Reserve balances in cash or on deposit with the Federal Reserve Bank	$ 2,753,491	$ 2,453,491
Restricted balances to secure borrowings	441,000	535,000
Uncertain tax positions	0	0
Compensation costs related to share-based payments	0	0
Number of stock options issued during period	0	0
Advertising expenses	$ 108,809	$ 112,289
Securities maturity period, description	These securities are non-callable for five years or more with original maturities of 30 years or greater similar to debt instruments